Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (9,426)	$ (8,591)
Property, Plant and Equipment, Net	14,899	15,407
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,873	2,873
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,728	14,616
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,724	$ 6,509